Divested Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Divested Operations

Note 5: Divested Operations

On November 3, 2019, the Company entered into an agreement with OpSec Security for the sale of certain assets and liabilities of its MarkMonitor Product Line within its IP Group. The divestiture closed on January 1, 2020 for a total purchase price of $3,751. An impairment charge of $18,431 was recognized in the Statement of Operations during the fourth quarter 2019 to write down the Assets and Liabilities of the disposal group to fair value. Of the total impairment charge, $17,967 related to the write down of intangible assets and $468 to the write down of goodwill. There was an immaterial loss on the divestiture recorded to Other income (expense), net during the three months ended March 31, 2020. The Company used the proceeds for general business purposes.

The divestiture does not represent a strategic shift and did not have a major effect on the Company’s operations or financial results, as defined by ASC 205-20, Discontinued Operations; as a result, the divestitures did not meet the criteria to be classified as discontinued operations.

Note 5: Assets Held for Sale and Divested Operations

On November 3, 2019, the Company entered into an agreement with OpSec Security for the sale of certain assets and liabilities of its MarkMonitor Product Line within its IP Group. At December 31, 2019 the assets and liabilities related to the divestment met the criteria for classification as Assets Held for Sale on the Company’s balance sheet. The divestiture closed on January 1, 2020 for a total purchase price of $3,751 and an impairment charge of $18,431 was recognized in the Statement of Operations during the fourth quarter 2019 to reduce the Assets held for sale to their fair value. Of the total impairment charge, $17,967 related to the write down of intangible assets and $468 to the write down of goodwill. Accordingly, we do not expect to record a gain or loss on the divestiture in the first quarter of 2020. After impairment, Current Assets of $2,274 and Long Term Assets of $28,345 were reclassified to Current Assets Held for Sale, while Current Liabilities of $21,170 and Long Term Liabilities of $5,698 were reclassified to Current Liabilities Held For Sale.

The carrying amount of major classes of assets and liabilities that are included in Assets held for sale and Liabilities held for sale at December 31, 2019 related to the divested Brand Protection, Antipiracy and AntiFraud solutions consist of the following:

As of December 31,
2019
Assets:
Current assets:
Cash and cash equivalents	$384
Prepaid expenses	1,692
Other current assets	198
Total current assets	2,274
Computer hardware and other property, net	2,961
Other intangible assets, net	18,957
Other non-current assets	1,993
Operating lease right-of-use assets	4,434
Total Assets held for sale	$30,619

Liabilities:
Current liabilities:
Accounts payable	$25
Accrued expenses and other current liabilities	1,764
Current portion of deferred revenues	18,067
Current portion of operating lease liabilities	1,314
Total current liabilities	21,170
Non-current portion of deferred revenues	834
Other non-current liabilities	163
Operating lease liabilities	4,701
Total Liabilities held for sale	$26,868

On October 1, 2018, all assets, liabilities and equity interest of the IP Management (IPM) Product Line and related assets were sold to CPA Global for a total purchase price of $100,130. As a result of the sale, the Company recorded a net gain on sale of $36,072, inclusive of incurred transaction costs of $3,032 in connection with the divestiture. The gain on sale is included in Other operating income (expense), net within the Consolidated Statement of Operations. As a result of the sale, the Company wrote off Goodwill in the amount of $49,349. The Company used $31,378 of the proceeds to pay down the Term Loan Facility on October 31, 2018.

Both the divestitures of the MarkMonitor Brand Protection, Anti-Piracy and AntiFraud solutions, and IPM Product Lines do not represent a strategic shift and is not expected to have a major effect on the Company’s operations or financial results, as defined by ASC 205-20, Discontinued Operations; as a result, these divestitures do not meet the criteria to be classified as discontinued operations.